CONDENSED CONSOLIDATED STATEMENTS OF COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020	Jan. 31, 2021	Jan. 31, 2020
Statement of Comprehensive Income [Abstract]
Net loss attributable to common stockholders	$ (3,342)	$ (7,163)	$ (7,910)	$ (14,364)	$ (22,560)	$ (13,337)
Changes in cumulative translation adjustment	(23)	82	34	(49)	31	(343)
Comprehensive loss	$ (3,365)	$ (7,081)	$ (7,876)	$ (14,413)	$ (22,529)	$ (13,680)